Shareholder Report, Line Graph (Details)	6 Months Ended
Jun. 30, 2026
C000009530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Opportunity Fund (Class Y)
C000009529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Opportunity Fund (Class C) — With CDSC
C000009527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Opportunity Fund (Class A) — With sales charge
C000009531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Government Bond Fund (Class A) — With sales charge
C000009533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Government Bond Fund (Class C) — With CDSC
C000009534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Government Bond Fund (Class Y)
C000009539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Financial Fund (Class A) — With sales charge
C000009541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Financial Fund (Class C) — With CDSC
C000009542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Financial Fund (Class Y)
C000009546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Balanced Fund (Class Y)
C000009545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Balanced Fund (Class C) — With CDSC
C000009543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Balanced Fund (Class A) — With sales charge
C000009547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Real Estate Fund (Class A) — With sales charge
C000009549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Real Estate Fund (Class C) — With CDSC
C000009550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Real Estate Fund (Class Y)
S And P 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Bloomberg U S Government 1 3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government 1-3 Year Bond Index
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index
Bloomberg U S Aggregate Bond C000009546 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000009545 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000009543 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Wilshire U S Real Estate Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index